FAIR VALUE (Details) - USD ($)		Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value option investments		$ 7,786,000	$ 10,158,514	$ 10,523,000	$ 9,282,000
Long-term investment in a third-party technology company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value option investments	[1]	7,786,000	7,096,323
Long-term investment in a third-party online education company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value option investments	[2]	$ 0	$ 3,062,191

[1]	In August 2014, the Group acquired 4.76% equity interest in a third-party technology company with a total cash consideration of $5,000,000. The equity interest was acquired through the Group's purchase of its convertible redeemable preferred shares. The fair value change of the investment was an increase of $nil and $274,711 in fiscal years 2017 and 2018, respectively.
[2]	In February 2013, the Group acquired 16.85% equity interest in a third-party online education company with a total cash consideration of $3,080,000. The equity interest was acquired through the Group's purchase of its convertible redeemable preferred shares. The Group disposed all its equity interest in this online education company to a third party and recognized a gain of $5,846,737 in fiscal year 2018.